Supplemental Condensed Combining Information	9 Months Ended
Sep. 30, 2015
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

18. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”) acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes and the related indenture. The 6⅞% Senior Notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by FMCH and D-GmbH, together the (“Guarantor Subsidiaries”). The 6⅞% Senior Notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. The financial statements in this report present the financial condition, results of operations and cash flows of the Company, on a consolidated basis at September 30, 2015 and December 31, 2014 and for the nine-months periods ended September 30, 2015 and 2014. The following combining financial information for the Company is at September 30, 2015 and December 31, 2014 and for the nine-months periods ended September 30, 2015 and 2014, segregated between FMC US Finance as issuer, the Company, D-GmbH and FMCH as guarantors, and the Company’s other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the Guarantor Subsidiaries carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the nine months ended September 30, 2015
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Net revenue	$-	$-	$1.391.965	$-	$13.234.250	$(2.236.201)	$12.390.014
Cost of revenue	-	-	893.319	-	9.870.460	(2.236.844)	8.526.935
Gross profit	-	-	498.646	-	3.363.790	643	3.863.079
Operating expenses (income):
Selling, general and administrative(1)	-	141.963	148.544	170.985	1.629.919	6.415	2.097.826
Research and development	-	-	53.941	-	46.419	-	100.360
Operating (loss) income	-	(141.963)	296.161	(170.985)	1.687.452	(5.772)	1.664.893
Other (income) expense:
Interest, net	(5.236)	153.670	(3.182)	170.360	(12.112)	11	303.511
Other, net	-	(1.015.723)	201.874	(598.506)	-	1.412.355	-
Income (loss) before income taxes	5.236	720.090	97.469	257.161	1.699.564	(1.418.138)	1.361.382
Income tax expense (benefit)	1.900	7.454	89.153	(134.661)	639.635	(161.814)	441.667
Net Income (loss)	3.336	712.636	8.316	391.822	1.059.929	(1.256.324)	919.715
Net Income attributable to noncontrolling interests	-	-	-	-	207.079	-	207.079
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$3.336	$712.636	$8.316	$391.822	$852.850	$(1.256.324)	$712.636

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the nine months ended September 30, 2014
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Net revenue	$-	$-	$1.642.785	$-	$12.534.090	$(2.665.719)	$11.511.156
Cost of revenue	-	-	1.050.811	-	9.513.473	(2.634.766)	7.929.518
Gross profit	-	-	591.974	-	3.020.617	(30.953)	3.581.638
Operating expenses (income):
Selling, general and administrative(1)	-	138.756	125.419	73.380	1.517.138	44.890	1.899.583
Research and development	-	-	55.608	-	35.355	-	90.963
Operating (loss) income	-	(138.756)	410.947	(73.380)	1.468.124	(75.843)	1.591.092
Other (income) expense:
Interest, net	(5.194)	182.173	(3.824)	137.678	(17.063)	-	293.770
Other, net	-	(1.054.763)	309.955	(570.440)	-	1.315.248	-
Income (loss) before income taxes	5.194	733.834	104.816	359.382	1.485.187	(1.391.091)	1.297.322
Income tax expense (benefit)	1.877	23.887	104.570	(83.262)	594.724	(201.502)	440.294
Net Income (loss)	3.317	709.947	246	442.644	890.463	(1.189.589)	857.028
Net Income attributable to noncontrolling interests	-	-	-	-	-	147.081	147.081
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$3.317	$709.947	$246	$442.644	$890.463	$(1.336.670)	$709.947

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the nine months ended September 30, 2015
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$3.336	$712.636	$8.316	$391.822	$1.059.929	$(1.256.324)	$919.715
Gain (loss) related to cash flow hedges	-	29.944	-	-	13.627	-	43.571
Actuarial gain (loss) on defined benefit pension plans	-	296	5.360	19.800	539	-	25.995
Gain (loss) related to foreign currency translation	-	(118.003)	(47.431)	-	(101.599)	16.085	(250.948)
Income tax (expense) benefit related to components of other comprehensive income	-	(8.685)	(1.588)	(7.811)	(4.076)	-	(22.160)
Other comprehensive income (loss), net of tax	-	(96.448)	(43.659)	11.989	(91.509)	16.085	(203.542)
Total comprehensive income	$3.336	$616.188	$(35.343)	$403.811	$968.420	$(1.240.239)	$716.173
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	203.387	203.387
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$3.336	$616.188	$(35.343)	$403.811	$968.420	$(1.443.626)	$512.786

	For the nine months ended September 30, 2014
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$3.317	$709.947	$246	$442.644	$890.463	$(1.189.589)	$857.028
Gain (loss) related to cash flow hedges	-	35.416	-	-	(16.812)	-	18.604
Actuarial gain (loss) on defined benefit pension plans	-	148	2.809	9.718	284	-	12.959
Gain (loss) related to foreign currency translation	-	332.786	(65.579)	-	(480.019)	6.134	(206.678)
Income tax (expense) benefit related to components of other comprehensive income	-	(10.041)	(820)	(3.834)	4.952	-	(9.743)
Other comprehensive income (loss), net of tax	-	358.309	(63.590)	5.884	(491.595)	6.134	(184.858)
Total comprehensive income	$3.317	$1.068.256	$(63.344)	$448.528	$398.868	$(1.183.455)	$672.170
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	143.502	143.502
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$3.317	$1.068.256	$(63.344)	$448.528	$398.868	$(1.326.957)	$528.668

	At September 30, 2015
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$16	$6.102	$-	$621.219	$(5.961)	$621.377
Trade accounts receivable, less allowance for doubtful accounts	-	-	172.092	-	3.117.251	727	3.290.070
Accounts receivable from related parties	1.248.695	980.447	808.608	2.463.888	3.896.702	(9.224.575)	173.765
Inventories	-	-	230.715	-	1.238.812	(149.242)	1.320.285
Prepaid expenses and other current assets	-	62.290	66.656	833	949.361	32.850	1.111.990
Deferred taxes	-	-	-	-	280.917	(38.748)	242.169
Total current assets	1.248.696	1.042.753	1.284.173	2.464.721	10.104.262	(9.384.949)	6.759.656

Property, plant and equipment, net	-	521	261.445	-	3.174.772	(103.307)	3.333.431
Intangible assets	-	1.665	55.896	-	784.142	(79)	841.624
Goodwill	-	-	51.039	-	12.986.378	-	13.037.417
Deferred taxes	-	91.950	37.176	-	124.776	(110.084)	143.818
Other assets and notes receivables(1)	-	13.718.356	44.488	13.639.766	6.470.154	(32.574.487)	1.298.277
Total assets	$1.248.696	$14.855.245	$1.734.217	$16.104.487	$33.644.484	$(42.172.906)	$25.414.223

Current liabilities:
Accounts payable	$-	$605	$34.699	$-	$547.372	$-	$582.676
Accounts payable to related parties	-	1.501.564	608.053	1.650.142	5.865.494	(9.424.919)	200.334
Accrued expenses and other current liabilities	11.833	96.714	150.809	9.883	2.034.759	2.440	2.306.438
Short-term borrowings	-	5.961	-	-	100.919	(5.961)	100.919
Short-term borrowings from related parties	-	279.595	-	-	(215.290)	-	64.305
Current portion of long-term debt and capital lease obligations	-	40.230	-	200.000	336.392	-	576.622
Income tax payable	-	4.953	-	-	52.428	11.631	69.012
Deferred taxes	-	342	11.231	-	65.552	(42.454)	34.671
Total current liabilities	11.833	1.929.964	804.792	1.860.025	8.787.626	(9.459.263)	3.934.977

Long term debt and capital lease obligations, less current portion	1.158.836	764.177	-	2.150.763	7.051.951	(2.774.861)	8.350.866
Long term borrowings from related parties	-	2.398.633	-	2.719.324	56.076	(5.174.033)	-
Other liabilities	-	107.689	1.032	437.311	(136.114)	34.589	444.507
Pension liabilities	-	15.887	314.392	-	283.313	6.238	619.830
Income tax payable	717	10.182	-	-	29.949	114.844	155.692
Deferred taxes	-	-	-	-	733.419	(27.810)	705.609
Total liabilities	1.171.386	5.226.532	1.120.216	7.167.423	16.806.220	(17.280.296)	14.211.481

Noncontrolling interests subject to put provisions and other temporary equity	-	-	0	-	960.096	-	960.096
Redeemable Preferred Stock	-	-	-	235.141	(235.141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	77.310	9.628.713	614.001	8.701.923	15.499.376	(24.892.610)	9.628.713
Noncontrolling interests not subject to put provisions	-	-	-	-	613.933	-	613.933
Total equity	77.310	9.628.713	614.001	8.701.923	16.113.309	(24.892.610)	10.242.646
Total liabilities and equity	$1.248.696	$14.855.245	$1.734.217	$16.104.487	$33.644.484	$(42.172.906)	$25.414.223

(1) Other assets and notes receivables are presented net of investment in equity method investees.

	At December 31, 2014
	Issuer	Guarantors			Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$117	$5.722	$-	$628.015	$-	$633.855
Trade accounts receivable, less allowance for doubtful accounts	-	-	165.090	-	3.037.010	1.555	3.203.655
Accounts receivable from related parties	1.266.916	5.558.131	840.302	2.570.654	3.544.817	(13.587.595)	193.225
Inventories	-	-	231.127	-	1.038.591	(154.164)	1.115.554
Prepaid expenses and other current assets	-	76.846	43.387	183	1.182.301	30.350	1.333.067
Deferred taxes	-	-	-	-	290.064	(44.710)	245.354
Total current assets	1.266.917	5.635.094	1.285.628	2.570.837	9.720.798	(13.754.564)	6.724.710

Property, plant and equipment, net	-	566	260.662	-	3.147.750	(118.798)	3.290.180
Intangible assets	-	945	64.679	-	799.958	3.829	869.411
Goodwill	-	-	55.312	-	13.026.868	-	13.082.180
Deferred taxes	-	81.555	38.291	-	129.927	(108.721)	141.052
Other assets and notes receivables (1)	-	9.154.819	45.297	13.267.706	6.662.384	(27.790.638)	1.339.568
Total assets	$1.266.917	$14.872.979	$1.749.869	$15.838.543	$33.487.685	$(41.768.892)	$25.447.101

Current liabilities:
Accounts payable	$-	$1.844	$34.798	$-	$536.542	$-	$573.184
Accounts payable to related parties	-	1.452.812	587.677	1.662.032	10.232.251	(13.794.041)	140.731
Accrued expenses and other current liabilities	29.771	61.367	141.392	9.240	1.982.051	(26.576)	2.197.245
Short-term borrowings	-	1	-	-	132.692	-	132.693
Short-term borrowings from related parties	-	-	-	-	5.357	-	5.357
Current portion of long-term debt and capital lease obligations	-	55.391	-	200.000	58.216	-	313.607
Income tax payable	-	13.663	-	-	66.024	-	79.687
Deferred taxes	-	1.573	7.992	-	47.555	(22.333)	34.787
Total current liabilities	29.771	1.586.651	771.859	1.871.272	13.060.688	(13.842.950)	3.477.291

Long term debt and capital lease obligations, less current portion	1.162.534	855.029	-	2.335.992	7.783.062	(3.056.340)	9.080.277
Long term borrowings from related parties	-	2.891.256	-	2.833.854	72.505	(5.797.615)	-
Other liabilities	-	70.823	1.615	170.149	147.015	22.374	411.976
Pension liabilities	-	14.872	324.156	-	296.531	6.759	642.318
Income tax payable	637	11.035	-	-	48.370	117.559	177.601
Deferred taxes	-	-	-	-	831.050	(26.441)	804.609
Total liabilities	1.192.942	5.429.666	1.097.630	7.211.267	22.239.221	(22.576.654)	14.594.072

Noncontrolling interests subject to put provisions and other temporary equity	-	-	0	-	824.658	-	824.658
Redeemable Preferred Stock	-	-	-	235.141	(235.141)	-	-

Total FMC-AG & Co. KGaA shareholders' equity	73.975	9.443.313	652.239	8.392.135	10.073.889	(19.192.238)	9.443.313
Noncontrolling interests not subject to put provisions	-	-	-	-	585.058	-	585.058
Total equity	73.975	9.443.313	652.239	8.392.135	10.658.947	(19.192.238)	10.028.371
Total liabilities and equity	$1.266.917	$14.872.979	$1.749.869	$15.838.543	$33.487.685	$(41.768.892)	$25.447.101

(1) Other assets and notes receivables are presented net of investment in equity method investees.

	For the nine months ended September 30, 2015
	Issuer	Guarantors
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal
Operating Activities:
Net income (loss)	$3.336	$712.636	$8.316	$391.822	$1.059.929	$(1.256.324)	$919.715
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(612.421)	-	(598.506)	-	1.210.927	-
Depreciation and amortization	-	410	37.935	-	477.116	21.191	536.652
Change in deferred taxes, net	-	(23.269)	415	-	(77.168)	(3.181)	(103.203)
(Gain) loss on sale of fixed assets and investments	-	(12)	(81)	-	(5.084)	-	(5.177)
Compensation expense related to stock options	-	2.395	-	-	3.507	-	5.902
Investments in equity method investees, net	-	5.560	-	-	(16.282)	-	(10.722)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(22.366)	-	(251.675)	704	(273.337)
Inventories	-	-	(17.353)	-	(254.165)	5.923	(265.595)
Prepaid expenses and other current and non-current assets	-	39.897	(34.412)	173.705	105.446	81	284.717
Accounts receivable from / payable to related parties	19.611	396.217	(184.948)	145.164	(303.029)	28.657	101.672
Accounts payable, accrued expenses and other current and non-current liabilities	(17.939)	39.904	48.169	(1.071)	179.666	(1.111)	247.618
Income tax payable	80	(7.615)	-	(134.661)	97.808	17.870	(26.518)
Net cash provided by (used in) operating activities	5.088	553.702	(164.325)	(23.547)	1.016.069	24.737	1.411.724

Investing Activities:
Purchases of property, plant and equipment	-	(181)	(60.096)	-	(560.929)	(26.144)	(647.350)
Proceeds from sale of property, plant and equipment	-	26	322	-	10.819	-	11.167
Disbursement of loans to related parties	-	(314.328)	-	275.700	-	38.628	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(76.823)	(572)	-	(132.688)	44.389	(165.694)
Proceeds from divestitures	-	20.652	-	-	42.513	(20.652)	42.513
Net cash provided by (used in) investing activities	-	(370.654)	(60.346)	275.700	(640.285)	36.221	(759.364)

Financing Activities:
Short-term borrowings, net	-	64.992	225.488	-	(250.724)	(5.961)	33.795
Long-term debt and capital lease obligations, net	(5.088)	(20.001)	-	(252.153)	57.149	(38.628)	(258.721)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(45.750)	-	(45.750)
Proceeds from exercise of stock options	-	53.375	-	-	13.859	-	67.234
Dividends paid	-	(263.244)	-	-	-	-	(263.244)
Capital increase (decrease)	-	-	-	-	22.330	(22.330)	-
Distributions to noncontrolling interest	-	-	-	-	(201.884)	-	(201.884)
Contributions from noncontrolling interest	-	-	-	-	34.299	-	34.299
Net cash provided by (used in) financing activities	(5.088)	(164.878)	225.488	(252.153)	(370.721)	(66.919)	(634.271)

Effect of exchange rate changes on cash and cash equivalents	-	(18.271)	(437)	-	(11.859)	-	(30.567)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	0	(101)	380	-	(6.796)	(5.961)	(12.478)
Cash and cash equivalents at beginning of period	1	117	5.722	-	628.015	-	633.855
Cash and cash equivalents at end of period	$1	$16	$6.102	$-	$621.219	$(5.961)	$621.377

	For the nine months ended September 30, 2014
	Issuer	Guarantors			Non-GuarantorSubsidiaries
	FMCUS Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		CombiningAdjustment	CombinedTotal

Operating Activities:
Net income (loss)	$3.317	$709.947	$246	$442.644	$890.463	$(1.189.589)	$857.028
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(487.488)	-	(570.440)	-	1.057.928	-
Depreciation and amortization	-	482	40.739	-	499.294	(27.028)	513.487
Change in deferred taxes, net	-	(18.882)	(1.153)	-	30.173	(8.481)	1.657
(Gain) loss on sale of fixed assets and investments	-	-	32	-	3.241	-	3.273
(Write Up) write-off loans from related parties	-	53.928	-	-	-	(53.928)	-
Compensation expense related to stock options	-	2.797	-	-	1.007	-	3.804
Investments in equity method investees, net	-	42.925	-	-	(17.732)	-	25.193
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(11.456)	-	(90.977)	286	(102.147)
Inventories	-	-	(280)	-	(163.298)	30.873	(132.705)
Prepaid expenses and other current and non-current assets	-	28.109	6.870	75.459	13.634	(6.115)	117.957
Accounts receivable from / payable to related parties	19.617	(67.469)	333.305	89.728	(435.110)	78.100	18.171
Accounts payable, accrued expenses and other current and non-current liabilities	(17.938)	26.608	65.322	253	(21.972)	(627)	51.646
Income tax payable	(1.688)	(98.915)	-	(83.262)	84.714	15.607	(83.544)
Net cash provided by (used in) operating activities	3.308	192.042	433.625	(45.618)	793.437	(102.974)	1.273.820

Investing Activities:
Purchases of property, plant and equipment	-	(47)	(64.440)	-	(611.646)	29.762	(646.371)
Proceeds from sale of property, plant and equipment	-	-	232	-	7.400	-	7.632
Disbursement of loans to related parties	-	(263.141)	-	(216.214)	-	479.355	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(222.187)	(11.793)	-	(1.048.035)	233.304	(1.048.711)
Proceeds from divestitures	-	-	-	-	3.661	-	3.661
Net cash provided by (used in) investing activities	-	(485.375)	(76.001)	(216.214)	(1.648.620)	742.421	(1.683.789)

Financing Activities:
Short-term borrowings, net	-	309.671	(356.947)	-	329.362	-	282.086
Long-term debt and capital lease obligations, net	(3.307)	190.998	-	261.832	527.573	(479.355)	497.741
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(94.000)	-	(94.000)
Proceeds from exercise of stock options	-	79.912	-	-	6.491	-	86.403
Dividends paid	-	(317.903)	-	-	(232)	232	(317.903)
Capital increase (decrease)	-	-	-	-	166.392	(166.392)	-
Distributions to noncontrolling interest	-	-	-	-	(177.810)	-	(177.810)
Contributions from noncontrolling interest	-	-	-	-	31.497	-	31.497
Net cash provided by (used in) financing activities	(3.307)	262.678	(356.947)	261.832	789.273	(645.515)	308.014

Effect of exchange rate changes on cash and cash equivalents	-	30.643	(441)	-	(23.520)	-	6.682

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	1	(12)	236	-	(89.430)	(6.068)	(95.273)
Cash and cash equivalents at beginning of period	0	13	4.490	-	672.206	6.068	682.777
Cash and cash equivalents at end of period	$1	$1	$4.726	$-	$582.776	$-	$587.504